Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Line Items]
Convertible Class B common stock outstanding	2,601,996	2,711,811	2,699,710
Anti-dilutive stock options excluded from earnings per share	11,664	31,839	67,014